Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
31-Dec-2022
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
28
17-Jan-2023
Payment Date
31-Dec-2022
1-Dec-2022
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... 1/15/2023
12-Jan-2023
Record Date
13-Jan-2023
33
17-Jan-2023
15-Dec-2022
30/360 Days
30
15-Dec-2022
15-Jan-2023
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
Class A-1 Notes
0.000000
157,000,000.00
0.000000
0.00
0.00
0.00
Class A-2 Notes
0.000000
420,000,000.00
0.000000
0.00
0.00
61,876,922.49
Class A-3 Notes
131.379317
345,000,000.00
0.047974
45,325,864.43
16,551,058.06
88,120,000.00
Class A-4 Notes
0.000000
88,120,000.00
1.000000
0.00
88,120,000.00
149,996,922.49
Total Note Balance
1,010,120,000.00
45,325,864.43
104,671,058.06
Overcollateralization
186,075,195.22
186,075,195.22
Total Securitization Value
1,181,429,810.94
171,309,810.94
present value of lease payments
present value of Base Residual Value
336,072,117.71
290,746,253.28
252,414,867.73
671,341,634.56
510,088,176.38
46,497,708.42
38,331,385.55
289,574,409.29
Initial Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
171,309,810.94
14.50%
186,075,195.22
15.75%
Target Overcollateralization Amount
186,075,195.22
15.75%
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.184160%
0.000000
0.00
0.000000
0.00
Class A-2 Notes
0.310000%
0.000000
0.00
0.000000
0.00
Class A-3 Notes
0.400000%
0.059784
45,346,490.07
131.439102
20,625.64
Class A-4 Notes
0.500000%
0.416667
36,716.67
0.416667
36,716.67
$45,383,206.74
Total
57,342.31

Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
31-Dec-2022
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
7,346,059.89
26,645.79
0.00
0.00
7,689.31
0.00
157,230.23
18,011,735.59
30,669,244.28
Total Exchange Note Payments
Available Funds ABS Notes
Available 2020-B Collections
56,184,269.99
Exchange Note Balance
Initial
Balance
Beginning
Balance
Ending
Balance
1,122,358,320.39
277,000,627.16
231,674,762.73
45,443,589.70
45,443,589.70
Subtotal
56,027,039.76
(2) Interest Distributable Amount Class A Notes
(3) Priority Principal Distribution Amount
57,342.31
0.00
(4) To Reserve Fund to reach the Reserve Fund Required Amount
(5) Regular Principal Distribution Amount
(6) Additional Servicing Fee and Transition Costs
0.00
45,325,864.43
0.00
(7) Total Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
(8) Excess Collections to Certificateholders
Total Distribution
(1) Total Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
0.00
45,443,589.70
Nonrecoverable Advances to the Servicer
(1) Total Servicing Fee
(2) Exchange Note Interest Distributable Amount
(0.51%)
280,060.10
0.00
117,725.27
(3) Exchange Note Principal Distributable Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
(5) Remaining Funds Payable
45,325,864.43
Total Distribution
56,184,269.99
Distributions ABS Notes
Distribution on the Exchange Note
0.00
60,382.96
10,460,620.19

Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
31-Dec-2022
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
280,060.10
280,060.10
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
57,342.31
57,342.31
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
20,625.64
0.00
20,625.64
thereof on Class A-4 Notes
36,716.67
0.00
36,716.67
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
57,342.31
57,342.31
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
45,325,864.43
0.00
45,325,864.43
Principal Distribution Amount
45,325,864.43
45,325,864.43
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
31-Dec-2022
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
5,907,149.05
0.00
5,907,149.05
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
140,067.06
17,163.17
17,163.17
17,163.17
157,230.23
5,907,149.05
0.00
Notice to Investors

Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
31-Dec-2022
Pool Statistics
Securitization Value end of Collection Period
336,072,117.71
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
24.61%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
28,897
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
290,746,253.28
620,042.31
0.00
24,882,443.54
14,293,979.22
5,529,399.36
1,181,429,810.94
10,789
9,373
28.62%
775,726,981.78
260,966,984.69
6.68%
6.67%
6.78
33.94
Cumulative Turn-in Ratio
Aggregate Base Residual Value
11.38
27.02
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.71%
76.22%
Delinquency Profile
Delinquency Profile *
0.09%
268,041.31
91-120 Days Delinquent
9,327
26
14
808,931.51
289,151,195.06
518,085.40
100.00%
9,373
290,746,253.28
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.45%
Current
0.18%
0.28%
31-60 Days Delinquent
61-90 Days Delinquent
6
Delinquency Trigger
4.747%
No
60+ Delinquency Leases to EOP Aggregate Securitization Value
Delinquency Trigger occurred
0.270%

Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
31-Dec-2022
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
521,064.22
12
117,508.97
466,226.33
Principal Net Credit Loss / (Gain)
(62,671.08)
18,779,735.86
(1,554,021.67)
512
17,013,590.04
3,320,167.49
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.240)%
(0.179)%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
(3,035.20)
(0.132)%
(0.199%)
(0.266%)
(0.010%)
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
39,275,400.85
1,404
546,485,607.23
19,004
48,053,508.63
668,161,918.02
(8,778,107.78)
(121,676,310.79)
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(33.610)%
(23.357)%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
(10.299)%
(6,402.67)
(24.525%)
(16.744%)
(18.548%)